Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for MSRs

The following table shows the significant valuation assumption ranges for MSRs at December 31, 2018:

	Minimum	Maximum	Weighted Average(a)
Expected prepayment	7%	17%	10%
Option adjusted spread	7	10	8
(a)	Determined based on the relative fair value of the related mortgage loans serviced.

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2018:

	Minimum	Maximum	Weighted Average(a)
Expected loan close rate	4%	100%	78%
Inherent MSR value (basis points per loan)	39	206	115
(a)	Determined based on the relative fair value of the related mortgage loans.

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2018
Available-for-sale securities
U.S. Treasury and agencies	$18,585	$672	$–	$–	$19,257
Mortgage-backed securities
Residential agency	–	39,752	–	–	39,752
Commercial agency	–	2	–	–	2
Other asset-backed securities	–	403	–	–	403
Obligations of state and political subdivisions	–	6,701	–	–	6,701
Total available-for-sale	18,585	47,530	–	–	66,115
Mortgage loans held for sale	–	2,035	–	–	2,035
Mortgage servicing rights	–	–	2,791	–	2,791
Derivative assets	–	1,427	583	(942)	1,068
Other assets	392	1,273	–	–	1,665
Total	$18,977	$52,265	$3,374	$(942)	$73,674
Derivative liabilities	$1	$1,291	$503	$(946)	$849
Short-term borrowings and other liabilities(a)	199	1,019	–	–	1,218
Total	$200	$2,310	$503	$(946)	$2,067
December 31, 2017
Available-for-sale securities
U.S. Treasury and agencies	$22,572	$729	$–	$–	$23,301
Mortgage-backed securities
Residential agency	–	38,031	–	–	38,031
Commercial agency	–	6	–	–	6
Other asset-backed securities	–	419	–	–	419
Obligations of state and political subdivisions	–	6,358	–	–	6,358
Other	22	–	–	–	22
Total available-for-sale	22,594	45,543	–	–	68,137
Mortgage loans held for sale	–	3,534	–	–	3,534
Mortgage servicing rights	–	–	2,645	–	2,645
Derivative assets	6	1,960	516	(652)	1,830
Other assets	154	1,163	–	–	1,317
Total	$22,754	$52,200	$3,161	$(652)	$77,463
Derivative liabilities	$–	$1,958	$409	$(1,130)	$1,237
Short-term borrowings and other liabilities(a)	101	894	–	–	995
Total	$101	$2,852	$409	$(1,130)	$2,232

Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $86 million at December 31, 2018. The Company has not recorded impairments or adjustments for observable price changes on these equity investments during 2018 or on a cumulative basis.

(a)	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2018
Mortgage servicing rights	$2,645	$(232	)(c)	$–		$8	$(27)	$–	$397	(e)	$–	$2,791	$(232	)(c)
Net derivative assets and liabilities	107	21	(d)	–		13	(41)	–	–		(20)	80	34	(f)

2017
Available-for-sale securities
Residential non-agency mortgage-backed securities
Prime(a)	$242	$–		$(2)		$–	$(234)	$(6)	$–		$–	$–	$–
Non-prime(b)	195	–		(17)		–	(175)	(3)	–		–	–	–
Other asset-backed securities	2	–		–		–	(2)	–	–		–	–	–
Corporate debt securities	9	–		2		–	(11)	–	–		–	–	–
Total available-for-sale	448	–		(17	)(g)	–	(422)	(9)	–		–	–	–
Mortgage servicing rights	2,591	(404	)(c)	–		13	–	–	445	(e)	–	2,645	(404	)(c)
Net derivative assets and liabilities	171	317	(h)	–		1	(10)	–	–		(372)	107	(52	)(i)

2016
Available-for-sale securities
Residential non-agency mortgage-backed securities
Prime(a)	$318	$(1)		$–		$–	$–	$(75)	$–		$–	$242	$–
Non-prime(b)	240	(1)		(2)		–	–	(42)	–		–	195	(2)
Other asset-backed securities	2	–		–		–	–	–	–		–	2	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	569	(2	)(j)	(2	)(g)	–	–	(117)	–		–	448	(2)
Mortgage servicing rights	2,512	(488	)(c)	–		43	–	–	524	(e)	–	2,591	(488	)(c)
Net derivative assets and liabilities	498	332	(k)	–		2	(14)	–	–		(647)	171	(257	)(l)
(a)

Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).

(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Included in mortgage banking revenue.
(d)	Approximately $(139) million included in other noninterest income and $160 million included in mortgage banking revenue.
(e)	Represents MSRs capitalized during the period.
(f)	Approximately $14 million included in other noninterest income and $20 million included in mortgage banking revenue.
(g)	Included in changes in unrealized gains and losses on investment securities available-for-sale.
(h)	Approximately $21 million included in other noninterest income and $296 million included in mortgage banking revenue.
(i)	Approximately $(77) million included in other noninterest income and $25 million included in mortgage banking revenue.
(j)	Approximately $(3) million included in securities gains (losses) and $1 million included in interest income.
(k)	Approximately $(77) million included in other noninterest income and $409 million included in mortgage banking revenue.
(l)	Approximately $(276) million included in other noninterest income and $19 million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2018				2017
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$–	$–	$40	$40	$–	$–	$150	$150
Other assets(b)	–	–	57	57	–	–	31	31
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2018	2017	2016
Loans(a)	$83	$171	$192
Other assets(b)	26	20	32
(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2018			2017
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$2,035	$1,972	$63	$3,534	$3,434	$100
Nonaccrual loans	2	2	–	1	2	(1)
Loans 90 days or more past due	–	–	–	1	1	–

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2018					2017
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$21,453	$21,453	$–	$–	$21,453	$19,505	$19,505	$–	$–	$19,505
Federal funds sold and securities purchased under resale agreements	306	–	306	–	306	93	–	93	–	93
Investment securities held-to-maturity	46,050	4,594	40,359	11	44,964	44,362	4,613	39,095	15	43,723
Loans held for sale(a)	21	–	–	21	21	20	–	–	20	20
Loans	282,837	–	–	284,790	284,790	276,507	–	–	279,391	279,391
Other	2,412	–	1,241	1,171	2,412	2,393	–	1,037	1,364	2,401

Financial Liabilities
Time deposits	44,554	–	44,140	–	44,140	33,356	–	33,120	–	33,120
Short-term borrowings(b)	12,921	–	12,678	–	12,678	15,656	–	15,447	–	15,447
Long-term debt	41,340	–	41,003	–	41,003	32,259	–	32,377	–	32,377
Other	1,726	–	–	1,726	1,726	1,556	–	–	1,556	1,556

(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.